Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current receivables [abstract]
Schedule of trade and other receivables
Trade and other receivables are comprised of the following:

	As of December 31,
	2021	2022
In thousands of USD	Restated
Advances to suppliers	1,529	1,266
Trade notes and accounts receivable	18,033	24,422
Less: Allowance for impairment of trade notes and accounts receivable	(6,039)	(6,566)
Unbilled revenues	1,160	2,254
Other receivables	4,042	2,695
Less: Allowance for impairment of other receivables	(375)	(970)
Trade and other receivables	18,350	23,101

Schedule of movement of allowance for expected credit losses of trade notes and accounts receivables and other receivables
The movement of allowance for expected credit losses (“ECL”) of trade notes and accounts receivable and other receivables is as follows:

	ECL of trade notes and accounts receivable	ECL of other receivables
In thousands of USD	Restated
Balance as of January 1, 2021	9,885	723
Additions	2,359	107
Reversal	(237)	(218)
Use of provision	(5,524)	(130)
Effect of translation	(444)	(107)
Balance as of December 31, 2021	6,039	375
Additions	5,367	853
Reversal	(51)	(161)
Use of provision	(3,456)	—
Effect of translation	(1,333)	(97)
Balance as of December 31, 2022	6,566	970

Schedule of ageing analysis of trade notes and accounts receivables
The ageing analysis of trade notes and accounts receivable is as follows:

					Past due but not impaired
	Total net	Total gross	Total expected credit losses	Neither past due nor impaired	< 30 days	30 - 90 days	>90 days
In thousands of USD		Restated	Restated
As of December 31, 2021	11,994	18,033	(6,039)	4,102	4,703	502	2,687
As of December 31, 2022	17,856	24,422	(6,566)	4,813	8,163	1,390	3,490